Shareholder Report, Line Graph (Details) 191639_DoubleLine Emerging Markets Local Currency Bond Fund_Class N_TSR Annual {Class N} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jun. 28, 2019	Mar. 31, 2026
Class N
Account Value [Line Items]
Accumulated Value	$ 9,654	$ 9,489	$ 9,028	$ 9,232	$ 9,624	$ 8,731	$ 10,000	$ 10,925
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Global Aggregate Bond Index
Accumulated Value	9,408	9,131	9,085	9,882	10,558	10,087	10,000	$ 9,809
J.P. Morgan GBI-EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								J.P. Morgan GBI-EM Global Diversified Index
Accumulated Value	$ 9,913	$ 9,529	$ 9,083	$ 9,149	$ 10,002	$ 8,849	$ 10,000	$ 11,078